Comprehensive Earnings (Accumulated Other Comprehensive Loss) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Net unrealized gains on marketable securities, net of tax	$ 0.3	$ 0.3
Net unrecognized losses and prior service cost related to defined benefit plans, net of tax	(19.5)	(8.7)
Net unrecognized (losses) gains on derivatives, net of tax	(28.4)	84.8
Foreign currency translation adjustment	(939.4)	(316.5)
Accumulated other comprehensive loss	$ (987.0)	$ (240.1)